Employee Cost - Additional Information (Detail) - Long Term Incentive Plan [Member] - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period of underlying shares	3 year vesting period and continued employment at the end of the vesting period.
Expensed in relation to LTIP	₨ 85.5	₨ 701.3	₨ 295.9